Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cost	R$ 974,180	R$ 859,502
Accumulated depreciation	(412,632)	(384,943)
Net	R$ 561,548	R$ 474,559	R$ 338,939	R$ 291,157
Depreciation average rate	9.60%	9.70%
Land [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 94,751	R$ 94,228
Accumulated depreciation
Net	R$ 94,751	R$ 94,228	94,228	94,213
Depreciation average rate	(0.00%)	(0.00%)
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 135,357	R$ 125,672
Accumulated depreciation	(47,035)	(44,726)
Net	R$ 88,322	R$ 80,946	47,968	45,498
Depreciation average rate	2.40%	2.20%
Office equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 502,967	R$ 443,380
Accumulated depreciation	(331,092)	(313,193)
Net	R$ 171,875	R$ 130,187	120,865	115,154
Depreciation average rate	13.90%	14.20%
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost	R$ 35,224	R$ 14,625
Accumulated depreciation	(11,624)	(10,384)
Net	R$ 23,600	R$ 4,241	2,495	2,472
Depreciation average rate	10.20%	9.90%
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 41,378	R$ 41,049
Accumulated depreciation	(17,778)	(15,876)
Net	R$ 23,600	R$ 25,173	23,496	22,079
Depreciation average rate	6.70%	6.80%
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 164,503	R$ 140,548
Accumulated depreciation	(5,103)	(764)
Net	R$ 159,400	R$ 139,784	R$ 49,887	R$ 11,741
Depreciation average rate	6.60%	6.50%